Shareholder Report, Average Annual Return (Details)		12 Months Ended		60 Months Ended		87 Months Ended		120 Months Ended
		Oct. 31, 2025		Oct. 31, 2025		Oct. 31, 2025		Oct. 31, 2025
C000088951 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		9.33%		10.77%				4.00%
C000088952 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[1]	11.18%		11.08%		5.72%	[2]
C000088953 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[3]	14.25%		11.26%		5.70%	[4]
C000054207 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		3.89%		4.63%				3.60%
C000054210 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[5]	5.32%		4.74%				3.43%
C000054211 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[6]	8.41%		5.08%				3.43%
Without Sales Load [Member] | C000088951 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		16.00%		12.09%				4.61%
Without Sales Load [Member] | C000088952 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		15.18%		11.30%		5.72%	[2]
Without Sales Load [Member] | C000088953 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		15.25%		11.26%		5.70%	[4]
Without Sales Load [Member] | C000088954 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		16.50%		12.39%				4.90%
Without Sales Load [Member] | C000119775 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		16.64%		12.45%				4.92%
Without Sales Load [Member] | C000088958 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		16.54%		12.41%		6.77%	[7]
Without Sales Load [Member] | C000088956 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		15.79%		11.82%		6.22%	[8]
Without Sales Load [Member] | C000088955 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		15.80%		11.38%		5.77%	[9]
Without Sales Load [Member] | C000054207 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		10.22%		5.88%				4.21%
Without Sales Load [Member] | C000054210 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		9.32%		5.07%				3.43%
Without Sales Load [Member] | C000054211 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		9.41%		5.08%				3.43%
Without Sales Load [Member] | C000054212 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		10.42%		6.13%				4.46%
Without Sales Load [Member] | C000054214 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		9.30%		5.07%				3.43%
Without Sales Load [Member] | C000054216 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		9.60%		5.54%				3.92%
Without Sales Load [Member] | C000054217 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		10.22%		5.87%				4.20%
Without Sales Load [Member] | C000054208 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		10.38%		6.12%				4.46%
Without Sales Load [Member] | C000054209 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		10.55%		6.23%				4.55%
Without Sales Load [Member] | C000088957 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		16.29%		12.12%		6.50%	[10]
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.16%	[11],[12]	(0.24%)	[11],[12]	2.04%	[2],[13],[14]	1.90%	[11],[12]
MSCI World Index net div [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index (net div)
Average Annual Return, Percent	[15]	22.02%		15.58%				11.79%
Bloomberg Commodity Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Commodity Index
Average Annual Return, Percent		14.15%	[11],[12]	11.86%	[11],[12]	6.29%	[2],[13],[14]	4.31%	[11],[12]
ICE BofA 0 3 Month U S Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 0-3 Month U.S. Treasury Bill Index
Average Annual Return, Percent	[15]	4.42%		3.10%				2.11%
Bloomberg 1 3 Year U S Treasury Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year U.S. Treasury Bond Index
Average Annual Return, Percent	[15]	4.87%		1.61%				1.72%

[1]	Assuming redemption at the end of the applicable period.
[2]	For the period from the commencement of the class's investment operations, August 15, 2018 through October 31, 2025.
[3]	Assuming redemption at the end of the applicable period.
[4]	For the period from the commencement of the class's investment operations, August 15, 2018 through October 31, 2025.
[5]	Assuming redemption at the end of the applicable period.
[6]	Assuming redemption at the end of the applicable period.
[7]	For the period from the commencement of the class's investment operations, August 15, 2018 through October 31, 2025.
[8]	For the period from the commencement of the class's investment operations, August 15, 2018 through October 31, 2025.
[9]	For the period from the commencement of the class's investment operations, August 15, 2018 through October 31, 2025.
[10]	For the period from the commencement of the class's investment operations, August 15, 2018 through October 31, 2025.
[11]	During the period, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg Commodity Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg Commodity Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
[12]	Source: FactSet Research Systems Inc.
[13]	During the period, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg Commodity Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg Commodity Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
[14]	Source: FactSet Research Systems Inc.
[15]	Source: FactSet Research Systems Inc.